Goodwill and Other Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 25, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of changes in Partnership's carrying value of goodwill

A summary of changes in the Partnership’s carrying value of goodwill for the three months ended March 25, 2018 and March 26, 2017 is as follows:

(In thousands)	Goodwill (gross)	Accumulated Impairment Losses	Goodwill (net)
Balance at December 31, 2017	$263,698	$(79,868)	$183,830
Foreign currency translation	(1,539)	—	(1,539)

Balance at March 25, 2018	$262,159	$(79,868)	$182,291

Balance at December 31, 2016	$259,528	$(79,868)	$179,660
Foreign currency translation	239	—	239

Balance at March 26, 2017	$259,767	$(79,868)	$179,899

A summary of changes in the Partnership’s carrying value of goodwill for the years ended December 31, 2017 and December 31, 2016 is as follows:

(In thousands)	Goodwill (gross)	Accumulated Impairment Losses	Goodwill (net)
Balance at December 31, 2015	$290,679	$(79,868)	$210,811
Deferred income tax adjustment related to Canadian disregarded entity(1)	(33,945)	—	(33,945)
Foreign currency exchange translation	2,794	—	2,794

Balance at December 31, 2016	259,528	(79,868)	179,660
Foreign currency exchange translation	4,170	—	4,170

Balance at December 31, 2017	$263,698	$(79,868)	$183,830

(1)	See Note 9 to the Consolidated Financial Statements.

Partnership's other intangible assets

As of March 25, 2018, December 31, 2017, and March 26, 2017, the Partnership’s other intangible assets consisted of the following:

(In thousands)	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
March 25, 2018
Other intangible assets:
Trade names	$36,188	$—	$36,188
License / franchise agreements	3,364	(1,842)	1,522

Total other intangible assets	$39,552	$(1,842)	$37,710

December 31, 2017
Other intangible assets:
Trade names	$36,531	$—	$36,531
License / franchise agreements	3,360	(1,827)	1,533

Total other intangible assets	$39,891	$(1,827)	$38,064

March 26, 2017
Other intangible assets:
Trade names	$35,656	$—	$35,656
License / franchise agreements	3,301	(1,233)	2,068

Total other intangible assets	$38,957	$(1,233)	$37,724

As of December 31, 2017 and December 31, 2016, the Partnership’s other intangible assets consisted of the following:

(In thousands)	Weighted Average Amortization Period	Gross Carrying Amount	Accumulated Amortization	Net Carrying Value
December 31, 2017
Other intangible assets:
Trade names	—	$36,531	$—	$36,531
License / franchise agreements	5.9 years	3,360	(1,827)	1,533

Total other intangible assets		$39,891	$(1,827)	$38,064